COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Share Capital	Treasury Shares	Translation Reserves	Retained Earnings	Shareholder's Equity	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2016		$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 658.2	$ 72.2	$ 730.4
Net profit/(loss)						(40.4)	29.8	(10.6)	[1]
Other comprehensive income/(loss)						26.8		26.8	[1]
Total comprehensive income/(loss) for the period						(13.6)	29.8	16.2	[1]
Dividends to non-controlling interests							(34.3)	(34.3)
Common control transaction						(154.7)		(154.7)
Purchase of treasury shares								0.0
Share-based payment transactions						4.6		4.6
Income tax on equity transactions						(0.2)		(0.2)
Total transactions with or distributions to owners						(150.3)	(34.3)	(184.6)
Changes in participation of non-controlling interests						(0.6)	11.0	10.4
Ending balance at Dec. 31, 2017	[2]	0.1	0.0	20.5	473.1	493.7	78.7	572.4
Net profit/(loss)					29.5	29.5	36.3	65.8	[1]
Other comprehensive income/(loss)				(20.1)		(20.1)		(20.1)	[1]
Total comprehensive income/(loss) for the period				(20.1)	29.5	9.4	36.3	45.7	[1]
Dividends to non-controlling interests							(45.7)	(45.7)
Purchase of treasury shares			(2.0)			(2.0)		(2.0)
Proceeds from restructuring					60.1	60.1		60.1
Transaction costs for equity instruments					(15.4)	(15.4)		(15.4)
Share-based payment transactions					12.7	12.7		12.7
Income tax on equity transactions					(6.4)	(6.4)		(6.4)
Total transactions with or distributions to owners			(2.0)		51.0	49.0	(45.7)	3.3
Changes in participation of non-controlling interests							15.5	15.5
Ending balance at Dec. 31, 2018		0.1	(2.0)	0.4	553.6	552.1	84.8	636.9
Net profit/(loss)					12.7	12.7	33.6	46.3
Other comprehensive income/(loss)				14.6		14.6		14.6
Total comprehensive income/(loss) for the period				14.6	12.7	27.3	33.6	60.9
Dividends to non-controlling interests							(43.3)	(43.3)
Purchase of treasury shares			(2.7)			(2.7)		(2.7)
Assignment of share-based payment plans			3.6		(9.0)	(5.4)		(5.4)
Share-based payment transactions					5.3	5.3		5.3
Income tax on equity transactions					3.0	3.0		3.0
Total transactions with or distributions to owners			0.9		(0.7)	0.2	(43.3)	(43.1)
Changes in participation of non-controlling interests							4.1	4.1
Ending balance at Dec. 31, 2019		$ 0.1	$ (1.1)	$ 15.0	$ 565.6	$ 579.6	$ 79.2	$ 658.8

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)
[2]	Although the restructuring of Hudson took place on February 1, 2018, the respective opening balances of the interim consolidated statement of changes in equity are presented as if these transactions took place before January 1, 2018.